ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Accounts payable	$755	$829
Accrued and other liabilities	872	919
Lease liabilities	42	44
Financial liabilities	65	122
Work in progress (1)	354	382
Provisions and decommissioning liabilities	45	689
Liabilities associated with assets held for sale	—	5
Total current (2)	$2,133	$2,990
Non-current
Accounts payable	$104	$81
Accrued and other liabilities	343	323
Lease liabilities	70	236
Financial liabilities	56	1,266
Work in progress (1)	42	36
Provisions and decommissioning liabilities	233	344
Total non-current (2)	$848	$2,286
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(1)See Note 13 for additional information.
(2)Reflects the deconsolidation of the company’s healthcare services operation. See Note 14(i) for additional information.